Deposits	12 Months Ended
Oct. 31, 2018
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Deposits

Note 13: Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing		Non-interest bearing		Payable after notice		Payable on a fixed date		Total
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Deposits by:
Banks (1)	1,450	818	1,400	1,864	526	586	24,531	24,937	27,907	28,205
Business and government	25,266	20,621	33,984	33,968	67,026	61,790	187,024	166,897	313,300	283,276
Individuals	3,476	3,278	21,345	20,044	90,233	89,859	65,790	55,130	180,844	168,311
Total (2)(3)	30,192	24,717	56,729	55,876	157,785	152,235	277,345	246,964	522,051	479,792
Booked in:
Canada	21,735	21,557	47,231	44,380	82,091	81,590	161,192	145,648	312,249	293,175
United States	7,395	2,259	9,477	11,496	74,476	69,555	86,805	75,517	178,153	158,827
Other countries	1,062	901	21	–	1,218	1,090	29,348	25,799	31,649	27,790
Total	30,192	24,717	56,729	55,876	157,785	152,235	277,345	246,964	522,051	479,792

(1)	Includes regulated and central banks.
(2)	Includes structured notes designated at fair value through profit or loss.
(3)

As at October 31, 2018 and 2017, total deposits payable on a fixed date included $29,673 million and $30,419 million, respectively, of federal funds purchased, commercial paper issued and other deposit liabilities. Included in deposits as at October 31, 2018 and 2017 are $259,747 million and $237,127 million, respectively, of deposits denominated in U.S. dollars, and $37,427 million and $27,686 million, respectively, of deposits denominated in other foreign currencies.

Certain comparative figures have been reclassified to conform with the current year’s presentation.

Deposits payable on demand are comprised primarily of our customers’ chequing accounts, some of which we pay interest on. Our customers need not notify us prior to withdrawing money from their chequing accounts.

Deposits payable after notice are comprised primarily of our customers’ savings accounts, on which we pay interest. Deposits payable on a fixed date are comprised of:

•

Various investment instruments purchased by our customers to earn interest over a fixed period, such as term deposits and guaranteed investment certificates. The terms of these deposits can vary from one day to 10 years.

•

Federal funds purchased, which are overnight borrowings of other banks’ excess reserve funds at the United States Federal Reserve Bank. As at October 31, 2018, we had borrowed $55 million of federal funds ($707 million in 2017).

•	Commercial paper, which totalled $9,121 million as at October 31, 2018 ($8,430 million in 2017).
•	Covered bonds, which totalled $25,045 million as at October 31, 2018 ($23,108 million in 2017).

The following table presents the maturity schedule for our deposits payable on a fixed date:

(Canadian $ in millions)	2018	2017
Within 1 year	162,666	145,039
1 to 2 years	34,154	25,620
2 to 3 years	26,107	23,323
3 to 4 years	16,708	19,345
4 to 5 years	22,196	15,850
Over 5 years	15,514	17,787
Total (1)	277,345	246,964

(1)

Includes $247,808 million of deposits, each greater than one hundred thousand dollars, of which $146,697 million were booked in Canada, $71,770 million were booked in the United States and $29,341 million were booked in other countries ($221,954 million, $130,197 million, $65,963 million and $25,794 million, respectively, in 2017). Of the $146,697 million of deposits booked in Canada, $55,190 million mature in less than three months, $3,836 million mature in three to six months, $12,909 million mature in six to twelve months and $74,762 million mature after 12 months ($130,197 million, $41,418 million, $7,922 million, $10,574 million and $70,283 million, respectively, in 2017). We have unencumbered liquid assets of $242,612 million to support these and other deposit liabilities ($213,757 million in 2017).

Most of our structured note liabilities included in deposits have been designated at fair value through profit or loss and are accounted for at fair value, which aligns the accounting result with the way the portfolio is managed. The fair value and notional amount due at contractual maturity of these notes as at October 31, 2018 were $15,309 million and $15,668 million respectively ($13,674 million and $13,563 million, respectively, in 2017). The change in fair value of these structured notes was recorded as an increase of $498 million in non-interest revenue, trading revenues, and a decrease of $28 million before tax was recorded in other comprehensive income related to changes in our own credit spread for the year ended October 31, 2018 (a decrease of $72 million recorded in non-interest revenue, trading revenues, and a decrease of $169 million related to changes in our own credit spread in 2017). The impact of changes in our own credit spread is measured based on movements in our own credit spread year over year.

The cumulative change in fair value related to changes in our own credit spread that has been recognized since the notes were designated at fair value to October 31, 2018 was an unrealized loss of approximately $331 million (unrealized loss of approximately $303 million in 2017), and $255 million of this unrealized loss has been recorded in other comprehensive income ($227 million in 2017).